BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock International Index V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated April 1, 2025 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated May 1, 2024, as amended or supplemented to date

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus for BlackRock International Index V.I. Fund entitled “Key Facts About BlackRock International Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock International Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock International Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Jennifer Hsui, CFA	2018	Managing Director of BlackRock, Inc.
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Matt Waldron, CFA	2025	Managing Director of BlackRock, Inc.
Peter Sietsema, CFA	2025	Director of BlackRock, Inc.
Steven White	2025	Director of BlackRock, Inc.

The section of the Summary Prospectus for BlackRock S&P 500 Index V.I. Fund entitled “Key Facts About BlackRock S&P 500 Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock S&P 500 Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock S&P 500 Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Matt Waldron, CFA	2025	Managing Director of BlackRock, Inc.
Peter Sietsema, CFA	2025	Director of BlackRock, Inc.
Steven White	2025	Director of BlackRock, Inc.

The section of the Summary Prospectus for BlackRock Small Cap Index V.I. Fund entitled “Key Facts About BlackRock Small Cap Index V.I. Fund — Portfolio Managers” and the section of the Prospectus for BlackRock Small Cap Index V.I. Fund entitled “Fund Overview — Key Facts About BlackRock Small Cap Index V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Jennifer Hsui, CFA	2018	Managing Director of BlackRock, Inc.
Paul Whitehead	2022	Managing Director of BlackRock, Inc.
Matt Waldron, CFA	2025	Managing Director of BlackRock, Inc.
Peter Sietsema, CFA	2025	Director of BlackRock, Inc.
Steven White	2025	Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of [Fund]” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF [FUND]
The Fund is managed by a team of financial professionals. Jennifer Hsui, CFA, Paul Whitehead, Matt Waldron, CFA, Peter Sietsema, CFA and Steven White are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2018	Managing Director of BlackRock, Inc. since 2011.
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2022	Managing Director of BlackRock, Inc. since 2010.
Matt Waldron, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc from 2010 to 2024.
Peter Sietsema. CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2025	Director of BlackRock, Inc. since 2013.
Steven White	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2025	Director of BlackRock, Inc. since 2020.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Manager Information — BlackRock S&P 500 V.I. Fund” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Managing Director of BlackRock, Inc. since 2011.
Paul Whitehead	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock, Inc. since 2010.
Matt Waldron, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2010 to 2024.
Peter Sietsema. CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2013.
Steven White	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2020.

Shareholders should retain this Supplement for future reference.

PRO2-INDEXVI-0425SUP

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